                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
                               -------------------

Report for the Calendar Year or Quarter Ended:      September 30, 2001

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one):         [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CIGNA Corporation
Address:    One Liberty Place
            Philadelphia, PA  19192-1550


Form 13F File Number:      28-1157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathryn Pietrowiak
Title:     Assistant Corporate Secretary
Phone:     860-534-8908

Signature, Place, and Date of Signing:

/s/ Kathryn Pietrowiak
--------------------------------------------------------------------------------
[Signature]

Hartford, CT
--------------------------------------------------------------------------------
[City, State]

November 5, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2293

Name:     TimesSquare Capital Management, Inc.

                              FORM 13F SUMMARY PAGE
                              ---------------------

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:   $73,689        (thousands)


List of Other Included Managers:

       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                   TITLE      CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER           VOTING AUTHORITY
ISSUER                    OF CLASS              (X$1000)   PRN AMT          CALL DISCRETION MANAGERS    SOLE     SHARED      NONE
--------                  --------   --------   --------   ------- -------- ---- --------   -------- --------- --------- -----------
COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
--------                  --------   --------   --------   --------------------- ---------  -------- --------- --------- -----------
AMERICA MOVIL ADR SERIES  SPON ADR L 02364W105       596    40,000 SH            DEFINED                                    40,000
BARRICK GOLD CORP         COM        067901108     1,740   100,000 SH            DEFINED               100,000
BRASIL TELECOM PART SA AD SP ADR PFD 105530109       684    25,000 SH            DEFINED                                    25,000
BRAZIL FUND INC COMMON US COM        105759104     1,173    99,000 SH            DEFINED                99,000
BROOKSTONE INC            COM        114537103       813    47,130 SH            DEFINED                10,242
CHECKPOINT SOFTWARE TECH  ORD        M22465104       846    38,520 SH            DEFINED                38,520
CIGNA CORPORATION         COM        125509109    24,263   292,500 SH            DEFINED               292,500
COMPANIA ANONIMA NACIONAL SPON ADR D 204421101     1,150    50,000 SH            DEFINED                                    50,000
DEVON ENERGY CORPORATION  COM        25179M103       239     6,934 SH            DEFINED                 6,934
EL PASO CORP              COM        28336L109     2,649    63,764 SH            DEFINED                63,764
EMBOTELLADORA ANDINA ADR  SPON ADR B 29081P303       437    52,000 SH            DEFINED                                    52,000
EMBRAER AIRCRAFT SA SPONS SP ADR PFD 29081M102       189    15,000 SH            DEFINED                                    15,000
EMPRESA NACIONAL ELECRTIC SPON ADR   29244T101       968   111,600 SH            DEFINED                                   111,600
ENERSIS SA SPON ADR       SPON ADR   29274F104       572    46,700 SH            DEFINED                                    46,700
GENERAL COMMUNICATION     CL A       369385109       241    19,931 SH            DEFINED                19,931
GRUPO TELEVISA ADR  (REP  SP ADR REP 40049J206       576    20,000 SH            DEFINED                                    20,000
INDIA FUND INC. USD0.001  COM        454089103     3,446   434,542 SH            DEFINED               434,542
INFOSYS TECHNOLOGIES ADR  SPON ADR   456788108       230     6,800 SH            DEFINED                                     6,800
LAN CHILE S.A. ADR        SPON ADR   501723100       287    43,030 SH            DEFINED                                    43,030
MATAV RT-SPONSORED ADR    SPON ADR   559776109       777    57,615 SH            DEFINED                                    57,615
MEXICO FUND INC USD 1     COM        592835102       611    40,000 SH            DEFINED                40,000
MSDW INDIA INVESTMENT FUN COM        61745C105       774   104,535 SH            DEFINED                                   104,535
ORBOTECH LTD ISRAEL COM   ORD        M75253100       370    19,650 SH            DEFINED                19,650
PETROLEO BRASILEIRO ADR   SPON ADR   71654V101     2,308   120,000 SH            DEFINED                                   120,000
QUINENCO S.A. ADR         SPON ADR   748718103       288    48,000 SH            DEFINED                                    48,000
ROYAL DUTCH PETROLEUM     NY REG GLD 780257804     7,434   147,820 SH            DEFINED                 4,000
SOUTHERN PERU COPPER CORP COM        843611104       409    44,000 SH            DEFINED                44,000
SPDR TR                   UNIT SER 1 78462F103     5,255    51,388 SH            DEFINED                51,388
TELECOM CORP OF NEW ZEALA SPON ADR   879278208       517    38,000 SH            DEFINED                38,000
TELECOM DE CHILE ADR REP  SP ADR NEW 204449300       197    20,000 SH            DEFINED                                    20,000
TELEFONOS DE MEXICO SA    SP ADR ORD 879403780     2,912    90,000 SH            DEFINED                90,000
TEVA PHARMACEUTICALS INDS ADR        881624209       999    16,530 SH            DEFINED                16,530
TRANS CANADA PIPELINE LTD COM        893526103     2,443   190,000 SH            DEFINED                25,000
TREX COMPANY INC          COM        89531P105     5,181   296,932 SH            DEFINED                27,551
TUBOS DE ACERE MEX        ADR NEW    898592506       450    50,000 SH            DEFINED                50,000
VALE RIO DOCE ADR (REP 25 SP ADR PFD 204412100     1,191    60,000 SH            DEFINED                                    60,000
VIMPEL-COMMUNICATION-SP A SPON ADR   68370R109       476    29,000 SH            DEFINED                                    29,000
